INCOME TAX - income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision:
State			$ 367	$ 147	$ 200
Foreign			8,660	5,065	3,305
Deferred tax provision:
Foreign			(707)	(503)	(416)
Income tax	$ 1,731	$ 2,573	$ 8,320	$ 4,709	$ 3,089